Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Advertising revenue	$ 14,349,478	$ 7,466,391
Net loss from discontinued operations	(9,656)	(950,215)
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Advertising revenue		90,934
Salaries and wages		212,546
Consulting		267,933
Professional fees		22,681
Sponsorships and tournaments		203,637
Advertising and promotion		1,740
Office and general		7,374
Technology expenses		86,590
Amortization and depreciation		201,335
Interest expense		572
(Gain) loss on foreign exchange	9,656	36,741
Net loss from discontinued operations	$ (9,656)	$ (950,215)